INCOME TAXES (Tables)	12 Months Ended
Oct. 29, 2017
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)
The income tax provision for the fiscal years ended 2017, 2016 and 2015, consisted of the following (in thousands):

	Fiscal Year Ended
	October 29, 2017	October 30, 2016	November 1, 2015
Current:
Federal	$23,885	$22,602	$12,366
State	3,218	3,179	336
Foreign	445	838	1,638
Total current	27,548	26,619	14,340
Deferred:
Federal	(358)	105	(5,193)
State	769	1,380	91
Foreign	455	(167)	(266)
Total deferred	866	1,318	(5,368)
Total provision	$28,414	$27,937	$8,972

Schedule of effective income tax rate reconciliation
The reconciliation of income tax computed at the United States federal statutory tax rate to the effective income tax rate is as follows:

	Fiscal Year Ended
	October 29, 2017	October 30, 2016	November 1, 2015
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes	3.2%	3.8%	1.6%
Production activities deduction	(3.1)%	(3.4)%	(6.4)%
Non-deductible expenses	0.9%	1.3%	4.1%
Other	(1.8)%	(1.3)%	(0.8)%
Effective tax rate	34.2%	35.4%	33.5%

Tax effect of temporary differences
The tax effects of the temporary differences for fiscal 2017 and 2016 are as follows (in thousands):

	October 29, 2017	October 30, 2016
Deferred tax assets:
Inventory obsolescence	$2,680	$2,195
Bad debt reserve	1,686	1,094
Accrued and deferred compensation	16,003	22,339
Accrued insurance reserves	1,816	2,054
Deferred revenue	10,260	10,440
Net operating loss and tax credit carryover	3,686	4,301
Depreciation and amortization	434	473
Pension	6,510	6,568
Other reserves	716	502
Total deferred tax assets	43,791	49,966
Less valuation allowance	—	(210)
Net deferred tax assets	43,791	49,756
Deferred tax liabilities:
Depreciation and amortization	(42,632)	(44,292)
U.S. tax on unremitted foreign earnings	(1,107)	(1,107)
Other	(1,805)	(58)
Total deferred tax liabilities	(45,544)	(45,457)
Total deferred tax (liability) asset, net	$(1,753)	$4,299

Rollforward of valuation allowance on deferred tax activity
The following table represents the rollforward of the valuation allowance on deferred taxes activity for the fiscal years ended October 29, 2017, October 30, 2016 and November 1, 2015 (in thousands):

	October 29, 2017	October 30, 2016	November 1, 2015
Beginning balance	$210	$115	$—
(Reductions) additions	(210)	95	115
Ending balance	$—	$210	$115

Schedule of unrecognized tax benefits
The following table summarizes the activity related to the Company’s unrecognized tax benefits during fiscal 2016 (in thousands):

October 30, 2016
Unrecognized tax benefits at beginning of year	$143
Reductions resulting from expiration of statute of limitations	(143)
Unrecognized tax benefits at end of year	$—